Trading assets and liabilities - Cash collateral - netted (Details 2) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cash collateral - netted
Cash collateral paid	SFr 21,161	SFr 24,630	SFr 26,815
Cash collateral received	13,865	13,966	16,795
Cash collateral - not netted
Cash collateral paid	7,664	8,817	7,741
Cash collateral received	7,200	SFr 8,839	7,831
Bank
Cash collateral - netted
Cash collateral paid	21,162		26,885
Cash collateral received	13,865		16,795
Cash collateral - not netted
Cash collateral paid	7,664		7,741
Cash collateral received	SFr 7,209		SFr 7,831